Trust specific information (Tables)	12 Months Ended
Dec. 31, 2023
Trust Specific Information
The reconciliation of bullion holdings for the years ended December 31, 2023 and 2022 is presented as follows:

The reconciliation of bullion holdings for the years ended December 31, 2023 and 2022 is presented as follows:

	December 31, 2023	December 31, 2022
	$	$
Balance at beginning of year	3,996,111	4,093,757
Purchases	—	—
Sales	(25,031)	(10,760)
Redemptions for physical bullion	(75,286)	(110,559)
Realized gains (losses) on sales and redemptions for physical bullion	29,166	24,121
Change in unrealized gains (losses)	300,065	(448)
Balance at end of year	4,225,025	3,996,111